Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock	Common Stock [Member]	Additional Paid-In Capital	Common Stock To Be Issued	Preferred Stock To Be Issued	Stock Subscription Receivable	Accumulated Deficit	Total
Beginning balance, shares at Jun. 30, 2017		35,400,000
Beginning balance, value at Jun. 30, 2017		$ 35,400	$ 478,339	$ 0			$ (539,636)	$ (25,897)
Stock issued for services, shares		50,000
Stock issued for services, value		$ 50	24,950					25,000
Net loss							(93,936)	(93,936)
Ending balance, shares at Jun. 30, 2018		35,450,000
Ending balance, value at Jun. 30, 2018		$ 35,450	503,289				(633,572)	(94,833)
Net loss							(22,810)	(22,810)
Ending balance, shares at Sep. 30, 2018		35,450,000
Ending balance, value at Sep. 30, 2018		$ 35,450	503,289				(656,382)	(117,643)
Beginning balance, shares at Jun. 30, 2018		35,450,000
Beginning balance, value at Jun. 30, 2018		$ 35,450	503,289				(633,572)	(94,833)
Net loss								(72,785)
Ending balance, shares at Mar. 31, 2019		35,450,000
Ending balance, value at Mar. 31, 2019		$ 35,450	503,289				(706,357)	(167,618)
Beginning balance, shares at Jun. 30, 2018		35,450,000
Beginning balance, value at Jun. 30, 2018		$ 35,450	503,289				(633,572)	(94,833)
Stock issued for services - related party, shares		48,000,000
Stock issued for services - related party, value		$ 48,000	48,000					96,000
Net loss							(141,882)	(141,882)
Ending balance, shares at Jun. 30, 2019	0	83,450,000
Ending balance, value at Jun. 30, 2019	$ 0	$ 83,450	551,289	7,000	$ 0	$ 0	(775,454)	(133,715)
Beginning balance, shares at Sep. 30, 2018		35,450,000
Beginning balance, value at Sep. 30, 2018		$ 35,450	503,289				(656,382)	(117,643)
Net loss							(19,536)	(19,536)
Ending balance, shares at Dec. 31, 2018		35,450,000
Ending balance, value at Dec. 31, 2018		$ 35,450	503,289				(675,918)	(137,179)
Net loss							(30,439)	(30,439)
Ending balance, shares at Mar. 31, 2019		35,450,000
Ending balance, value at Mar. 31, 2019		$ 35,450	503,289				(706,357)	(167,618)
Beginning balance, shares at Jun. 30, 2019	0	83,450,000
Beginning balance, value at Jun. 30, 2019	$ 0	$ 83,450	551,289	7,000	0	0	(775,454)	(133,715)
Stock issued for services, shares		1,500,000
Stock issued for services, value		$ 1,500	1,500	80				3,080
Stock issued for services - related party, shares		4,000,000
Stock issued for services - related party, value		$ 4,000	4,000					8,000
Stock issued for conversion of debt, shares		250,000
Stock issued for conversion of debt, value		$ 250						250
Stock sold for cash, shares		1,000,000
Stock sold for cash, value		$ 1,000	2,000	53,000				56,000
Preferred stock issued for acquisition, value					7,532			7,532
Net loss							(73,751)	(73,751)
Ending balance, shares at Sep. 30, 2019	0	90,200,000
Ending balance, value at Sep. 30, 2019	$ 0	$ 90,200	558,789	60,080	7,532	0	(849,205)	(132,604)
Beginning balance, shares at Jun. 30, 2019	0	83,450,000
Beginning balance, value at Jun. 30, 2019	$ 0	$ 83,450	551,289	7,000	0	0	(775,454)	(133,715)
Net loss								(1,635,464)
Ending balance, shares at Mar. 31, 2020	1,833,000	105,713,334
Ending balance, value at Mar. 31, 2020	$ 1,883	$ 105,714	2,174,660	6,633	0	(9,900)	(2,410,918)	(131,928)
Beginning balance, shares at Sep. 30, 2019	0	90,200,000
Beginning balance, value at Sep. 30, 2019	$ 0	$ 90,200	558,789	60,080	7,532	0	(849,205)	(132,604)
Stock issued for services, shares		140,000
Stock issued for services, value		$ 140	140	(80)				200
Stock sold for cash, shares		3,780,000
Stock sold for cash, value		$ 3,780	106,220	(51,367)				58,633
Net loss							(108,180)	(108,180)
Ending balance, shares at Dec. 31, 2019	0	94,120,000
Ending balance, value at Dec. 31, 2019	$ 0	$ 94,120	665,149	8,633	7,532	0	(957,385)	(181,951)
Stock issued for services, shares		2,820,000
Stock issued for services, value		$ 2,820	470,940					473,760
Stock issued for services - related party, shares		4,500,000
Stock issued for services - related party, value		$ 4,500	751,500					756,000
Stock issued for conversion of debt, shares		2,000,000
Stock issued for conversion of debt, value		$ 2,000	33,796					35,796
Stock sold for cash, shares		1,273,334
Stock sold for cash, value		$ 1,274	80,626	(2,000)		(9,900)		70,000
Preferred stock issued for acquisition, shares	1,833,000
Preferred stock issued for acquisition, value	$ 1,833		5,649		(7,532)
Stock issued for accrued salary, shares		1,000,000
Stock issued for accrued salary, value		$ 1,000	167,000					168,000
Net loss							(1,453,533)	(1,453,533)
Ending balance, shares at Mar. 31, 2020	1,833,000	105,713,334
Ending balance, value at Mar. 31, 2020	$ 1,883	$ 105,714	$ 2,174,660	$ 6,633	$ 0	$ (9,900)	$ (2,410,918)	$ (131,928)